UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/10

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2010

1-866-97-PALIX

www.palantirfunds.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Palantir Fund
PORTFOLIO REVIEW
July 31, 2010 (unaudited)

The Fund's performance figures* for the period ending July 31, 2010, compared to its benchmarks:

	Six Months	Inception ** - July 31, 2010
Palantir Fund	-2.16%	-2.05%
S&P 500 Total Return ***	3.61%	-6.38%
Lipper Long/Short Index ****	2.00%	-6.59%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

** Inception date is April 17, 2007

*** The S&P 500 Index is an unmanaged composite of 500-large capitalization companies.  This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an Index.

**** The Lipper Long Short Index is an index of other mutual funds with a Long/Short investment strategy.  This Index is widely used by professional investors as a peer performance benchmark for Long/Short strategies.  You cannot invest directly in this Index.

Top Holdings By Industry		% of Net Assets
Financials		10.4%
Agriculture		9.2%
Industrials		9.0%
Healthcare - Products		5.2%
Mining		5.2%
Oil & Gas		4.7%
Technology		3.9%
Gold		2.6%
Transportation		2.5%
Other, Cash & Cash Equivalents		47.3%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Palantir Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)
	Shares				Value

			COMMON STOCK - 54.5%
			AGRICULTURE - 9.2%
	1,196,000		Chaoda Modern Agriculture Holdings Ltd.		$ 1,286,425
	1,053,000		China Green Holdings Ltd		1,093,953
	2,910,000		Golden Agri-Resources Ltd.		1,233,575
	500	*	Seaboard Corp.		759,000
					4,372,953
			FINANCIALS - 10.4%
	10,000	*	Berkshire Hathaway, Inc. **		781,200
	665,000		Endeavour Financial Corp. **		1,428,787
	80,000	*	Ezcorp, Inc. **		1,592,000
	275,712		Tetragon Financial Group Ltd.		1,172,437
					4,974,424
			GOLD - 2.6%
	40,000		Franco-Nevada Corp.		1,217,966

			HEALTHCARE - PRODUCTS - 5.2%
	50,000	*	Martek Biosciences Corp. **		1,034,500
	90,000	*	Synovis Life Technologies, Inc. **		1,465,200
					2,499,700
			INDUSTRIALS - 9.0%
	2,200,000		Azure Dynamics Corp. **		705,814
	616,000		Dongfeng Motor Group Co. Ltd.		862,530
	10,000		Fanuc Ltd.		1,179,733
	90,000	*	Tecumseh Products Co. **		1,164,600
	250,000		Zenn Motor Co., Inc. **		386,448
					4,299,125
			INVESTMENT COMPANIES - 0.8%
	92,900		Sprott Resource Corp. **		368,267

			MEDIA - 1.0%
	100,000		Television Broadcasts Ltd.		464,044

			MINING - 5.2%
	220,429		African Minerals Ltd. **		1,431,904
	616,344		Murchison Metals Ltd. **		1,025,773
					2,457,677
			OIL & GAS - 4.7%
	125,000	*	ATP Oil & Gas Corp. **		1,320,000
	40,000	*	Enerplus Resources Fund		920,000
					2,240,000

See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)
	Shares				Value

			TECHNOLOGY - 3.9%
	30,000		Newport Corp. **		$ 381,900
	25,000	*	Multi-Fineline Electronix, Inc. **		633,500
	225,000	*	UQM Technologies, Inc. **		814,500
					1,829,900
			TRANSPORTATION - 2.5%
	150,000		Viterra, Inc. **		1,178,301

			TOTAL COMMON STOCK ( Cost - $23,253,133)		25,902,357

			EXCHANGE TRADED FUNDS - 2.1%
			DEBT FUND - 2.1%
	10,000	*	iShares Barclays 20+ Year Treasury Bond Fund		1,004,800
			TOTAL EXCHANGE TRADED FUNDS ( Cost - $982,385)

			OPTIONS - 1.3%
	5,000		iShares Russell 2000 Index Fund Sept 59 Put **		595,000
			TOTAL OPTIONS ( Cost - $933,083)

			SHORT-TERM INVESTMENTS - 56.1%
			MONEY MARKET FUND - 39.3%
	6,218,786		Dreyfus Institutional Reserves Treasury Fund, to yield 0.02% ***		6,218,786
	6,218,785		Dreyfus Treasury Price Cash Management Fund, to yield 0.00% ***		6,218,785
	6,218,786		Milestone Treasury Obligation Portfolio, to yield 0.01% ***		6,218,786
					18,656,357
	Par Value		US TREASURY OBLIGATIONS - 16.8%
	3,000,000	*	United States Treasury Bill 0.13% 10/21/2010		2,999,111
	1,000,000	*	United States Treasury Bill 0.05% 08/05/2010		999,993
	2,000,000	*	United States Treasury Bill 0.09% 09/02/2010		1,999,835
	2,000,000	*	United States Treasury Bill 0.10% 10/07/2010		1,999,622
					7,998,561

			TOTAL SHORT-TERM INVESTMENTS ( Cost - $26,654,918)		26,654,918

			TOTAL INVESTMENTS - 114.0% ( Cost - $51,823,519)		$ 54,157,075
			OTHER LIABILITIES LESS ASSETS - (14.0%)		(6,643,263)
			NET ASSETS - 100.0%		$ 47,513,812

See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)
	Shares				Value

			SECURITIES SOLD SHORT - (29.6%)
	15,000		Alexandria Real Estate Equities, Inc.		$ 1,058,250
	6,000		Amazon.com, Inc. **		707,340
	90,000		Bank of America Corp.		1,263,600
	60,000		Brookdale Senior Living, Inc. **		850,800
	20,000		Entertainment Properties Trust		834,800
	20,000		NIKE, Inc.		1,472,800
	40,000		Southern Copper Corp.		1,256,400
	20,000		Starwood Hotels & Resorts Worldwide, Inc.		969,000
	20,000		SVB Financial Group **		863,800
	20,000		Teck Resources Ltd.		705,000
	10,000		Tupperware Brands Corp.		393,900
	22,000		iShares iBoxx $ High Yield Corporate Bond Fund		1,949,640
	43,825		SPDR Barclays Capital High Yield Bond ETF		1,728,020
			TOTAL SECURITIES SOLD SHORT (Proceeds $ 13,805,709)		14,053,350

*	All or a portion of these securities are held as collateral for securities sold short.
**	Non-income producing security.
***	Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes (including securities sold
	short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation		$ 3,591,779
			Unrealized depreciation		(1,505,864)
			Net unrealized appreciation		$ 2,085,915

			Country of Issuer	Percentage
			Australia	2.2%
			Canada	10.1%
			China	1.8%
			Hong Kong	6.0%
			Japan	2.5%
			Singapore	2.6%
			United Kingdom	5.5%
			United States	27.2%
			Total Equity Holdings	57.9%

			Percentage in the above table are based on net assets, excluding short-term investments, of the Fund as of July 31, 2010.

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010 (Unaudited)

ASSETS
Investment in securities
At cost	$ 51,823,519
At value	54,157,075
Cash at broker	7,425,306
Receivable for securities sold	1,157,343
Foreign currency, at value (cost $188,446)	190,945
Receivable for fund shares sold	67,470
Interest receivable	456
Prepaid expenses and other assets	20,044
TOTAL ASSETS	63,018,639

LIABILITIES
Securities sold short, at value (Proceeds $13,805,709)	14,053,350
Payable for investments purchased	1,366,097
Investment advisory fees payable	42,020
Fees payable to other affiliates	9,388
Dividends payable on securities sold short	5,300
Distribution (12b-1) fees payable	9,550
Accrued expenses and other liabilities	19,122
TOTAL LIABILITIES	15,504,827
NET ASSETS	$ 47,513,812

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 52,088,739
Undistributed net investment income	(444,314)
Accumulated net realized loss from investments, short sales,
options and foreign currency transactions	(6,217,605)
Net unrealized appreciation of investments, short sales,
options and foreign currency translations	2,086,992
NET ASSETS	$ 47,513,812

Shares of beneficial interest outstanding	5,247,277

Net asset value, offering and redemption price per share	$ 9.05

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (Net of $10,339 of foreign tax withheld)	$ 187,821
Interest	2,497
TOTAL INVESTMENT INCOME	190,318

EXPENSES
Investment advisory fees	224,740
Interest expense	158,648
Distribution (12b-1) fees	51,077
Administrative services fees	23,064
Accounting services fees	17,248
Registration fees	13,820
Transfer agent fees	12,353
Custodian fees	11,637
Professional fees	10,941
Compliance officer fees	7,413
Trustees' fees and expenses	2,698
Printing and postage expenses	2,493
Insurance expense	929
Dividends on securities sold short	226,575
Other expenses	1,513
TOTAL EXPENSES	765,149

NET INVESTMENT LOSS	(574,831)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain/(loss) on transactions from:
Investments	105,922
Securities Sold Short	(349,059)
Foreign currency transactions	(39,050)
Net realized loss	(282,187)

Net change in unrealized appreciation/(depreciation) on:
Investments	$ 156,945
Securities sold short	(554,596)
Foreign currency translations	(197)
Net change in unrealized appreciation/(depreciation)	(397,848)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(680,035)
AND FOREIGN CURRENCY TRANSACTIONS

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,254,866)

See accompanying notes to financial statements.

Palantir Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended July 31, 2010	Ended
	(Unaudited)	January 31, 2010
FROM OPERATIONS
Net investment income / (loss)	$ (574,831)	$ (412,734)
Net realized loss from investment, short sales and
foreign currency transactions	(282,187)	(1,860,539)
Distributions of long-term realized gains
from other investment companies	-	4,979
Net change in unrealized appreciation / (depreciation) on
investments, short sales and foreign currency translations	(397,848)	6,622,518
Net increase / (decrease) in net assets resulting from operations	(1,254,866)	4,354,224

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(75,822)
Net decrease in net assets from distributions to shareholders	-	(75,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	18,175,009	11,026,670
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	73,916
Payments for shares redeemed	(3,363,418)	(13,249,883)
Net increase/(decrease) in net assets from shares of beneficial interest	14,811,591	(2,149,297)

TOTAL INCREASE IN NET ASSETS	13,556,725	2,129,105

NET ASSETS
Beginning of Year	33,957,087	31,827,982
End of Period*	$ 47,513,812	$ 33,957,087
* Includes undistributed net investment income of:	$ (444,314)	$ 130,517

SHARE ACTIVITY
Shares Sold	1,928,605	1,202,820
Shares Reinvested	-	7,948
Shares Redeemed	(353,562)	(1,453,973)
Net increase / (decrease) in shares of beneficial interest outstanding	1,575,043	(243,205)

See accompanying notes to financial statements.

Palantir Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six
	Months Ended		For the Year	For the Year		For the Period
	July 31, 2010		Ended	Ended		Ended
	(Unaudited)		January 31, 2010	January 31, 2009		January 31, 2008 (1)

Net asset value, beginning of year	$ 9.25		$ 8.13	$ 9.71		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.13)		(0.10)	0.15		0.07
Net realized and unrealized gain/(loss) on investments	(0.07)		1.24	(1.64)		(0.18)
Total from investment operations	(0.20)		1.14	(1.49)		(0.11)
Less distributions from:
Net investment income	-		(0.02)	(0.09)		(0.06)
Net realized gains	-		-	-		(0.12)
Total distributions	-		(0.02)	(0.09)		(0.18)

Net asset value, end of year	$ 9.05		$ 9.25	$ 8.13		$ 9.71

Total return (3)	-2.16%	(4)	14.03%	-15.27%		-1.18%	(4)

Net assets, end of year (000s)	$ 47,514		$ 33,957	$ 31,828		$ 26,007

Ratio of gross expenses to average net assets (5)	3.72%	(6)	3.07%	2.40%	(7)	2.53%	(6)

Ratio of gross expenses to average net assets
excluding dividends from securities sold short and interest expense (5)	1.85%	(6)	1.91%	2.02%	(7)	2.32%	(6)

Ratio of net expenses to average net assets (5)	3.72%	(6)	3.07%	2.40%	(7)	2.46%	(6)

Ratio of net expenses to average net assets excluding
dividends from securities sold short, interest expense and fee recapture (5)	1.85%	(6)	1.91%	2.02%	(7)	2.25%	(6)

Ratio of net expenses to average net assets excluding
dividends from securities sold short, interest expense and before recapture of fees (5)	1.85%	(6)	1.91%	1.97%		2.25%	(6)

Ratio of net investment income/(loss) to average net assets (5)	-2.79%	(6)	-1.14%	1.64%	(7)	0.87%	(6)

Portfolio Turnover Rate	151%	(4)	656%	405%		169%	(4)

(1)	The Palantir Fund commenced operations on April 17, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assume reinvestment of all dividends and distributions, if any.
(4)	Not Annualized.
(5)	The ratios shown do not include the Fund's proportionate share of the expenses of the underlying investment funds in which the Fund invests.
(6)	Annualized.
(7)	The ratios shown reflects recapture of prior period expense reimbursement by the advisor.

See accompanying notes to financial statements.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited)

1.

ORGANIZATION

The Palantir Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Fair valuing of securities with the assistance of a pricing service is determined by using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The open ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open ended funds.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,946,400	-	-	$ 9,946,400
Foreign Securities	6,205,582	9,750,375	-	15,955,957
Exchange Traded Funds	1,004,800	-	-	1,004,800
Options	595,000	-	-	595,000
Short-Term Investments		26,654,918	-	26,654,918
Total	$ 17,751,782	36,405,293	-	$ 54,157,075
Liabilities
Common Stocks, Sold Short	$ 14,053,350	-	-	$ 14,053,350
Total	$ 14,053,350	-	-	$ 14,053,350

                          The Fund did not hold any Level 3 securities during the year.

                          *  Refer to the Portfolio of Investments for industry classification.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2009 and 2010 and during the six months ended July 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options Transactions – The Fund is subject to equity price risk in the normal coarse of pursuing its investment objective and may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The Fund may write (sell) covered call options and covered put options and purchase call and put options.

The Portfolio may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Portfolio’s portfolio.  If such a decline occurs, the put options will permit the Portfolio to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Portfolio since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  As of July 31, 2010, the Portfolio had $595,000 in open long options. For the six months ended July 31, 2010, the Fund had losses of $1,139,887.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

In accordance with the terms of its brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six months ended July 31, 2010, the Fund had net charges of $158,648 on borrowed securities. Such amounts are included in interest expense on the statement of operations.

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments, amounted to $45,837,132 and $50,760,877 respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by of the Board, which is responsible for the overall management of the Fund. Palantir Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, until May 31, 2011, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end load or contingent deferred loads, taxes, leverage interest,  brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum of the Fund’s average daily net assets.  During the six months ended July 31, 2010, the Advisor did not waive any fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.25% of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.25% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of July 31, 2010 there were no fee waivers subject to recapture by the Advisor.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee and or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $1,871 for the six months ended July 31, 2010.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2010, the Fund incurred expenses of $7,413 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended July 31, 2010, GemCom collected amounts totaling $3,834 for EDGAR and printing services performed.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010 (Unaudited)

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of January 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales; mark-to-market adjustments on passive foreign investment companies; and tax adjustments due to partnerships and royalty trusts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $8,135; passive foreign investment company, partnership and royalty trust adjustments of $746,588.

At January 31, 2010, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

Capital and foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $985,049 of capital losses and $10,645 of foreign currency losses.

Permanent book and tax differences, attributable to the tax treatment of foreign currency losses and tax adjustments related to grantor trusts, passive foreign investment companies, royalty trusts and partnerships, resulted in reclassification for the period ended January 31, 2010 as follows: an increase in undistributed net investment income of $576,594 and an increase in accumulated net realized loss from investments, short sales, options and foreign currency transactions of $576,594.

6.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Palantir Fund

EXPENSE EXAMPLES

July 31, 2010 (Unaudited)

As a shareholder of the Palantir Fund, you may incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Palantir Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through July 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Palantir Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expense Paid During Period 2/1/10 - 7/31/10 *
Actual	$1,000.00	$978.40	$18.23
Hypothetical (5% return before expenses)	$1,000.00	$1,006.36	$18.49

*Expenses are equal to the Fund’s annualized expense ratio including dividends on short sales of 3.72% multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Renewal of Advisory Agreement – Palantir Fund

In connection with a regular meeting held on February 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Palantir Capital Management, Ltd. (“PCM” or the “Adviser”) and the Trust, on behalf of the Palantir Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of PCM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed PCM’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of PCM’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that PCM charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-97-PALIX or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-97-PALIX.

INVESTMENT ADVISOR

Palantir Capital Management, Ltd.

3200 Southwest Freeway, Suite 3020

Houston, TX 77027

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/5/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/5/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/5/10